Fees Summary	Jul. 24, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,993,940,000
Previously Paid Amount
Total Fee Amount	305,272.22
Total Offset Amount
Narrative Disclosure

The maximum aggregate amount of the securities to which the prospectus relates is $2,000,000,000. The maximum aggregate offering price of the securities to which the prospectus relates is $1,993,940,000. The prospectus is a final prospectus for the related offering.

Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, and relates to the Registration Statement on Form S-3 (No. 333-276832) filed by General Electric Company on February 2, 2024.

Net Fee	$ 305,272.22
Narrative - Max Aggregate Offering Price	$ 1,993,940,000
Narrative - Max Aggregate Offering Amount | shares	2,000,000,000